Label	Element	Value
StrategicAdvisersUSTotalStockFund-PRO | ValueInvestingMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
StrategicAdvisersUSTotalStockFund-PRO | MidCapInvestingMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
StrategicAdvisersUSTotalStockFund-PRO | QuantitativeInvestingMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersUSTotalStockFund-PRO | InvestingInOtherFundsMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersUSTotalStockFund-PRO | ForeignExposureMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
StrategicAdvisersUSTotalStockFund-PRO | SmallCapInvestingMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
StrategicAdvisersUSTotalStockFund-PRO | StockMarketVolatilityMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
StrategicAdvisersUSTotalStockFund-PRO | MultipleSubAdviserRiskMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersUSTotalStockFund-PRO | GrowthInvestingMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
StrategicAdvisersUSTotalStockFund-PRO | IssuerSpecificChangesMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
StrategicAdvisersUSTotalStockFund-PRO | InvestingInEtfsMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersUSTotalStockFund-PRO | IndustryExposureMember | Strategic Advisers U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.